As filed with the Securities and Exchange Commission on June 5, 1998

                                              Registration No. 333-48329
                                                                811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __
                       [x] Post-Effective Amendment No. 1

                       Robertson Stephens Investment Trust
               (Exact name of Registrant as Specified in Charter)

                              555 California Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)
                                 (800) 766-3863
                        (Area Code and Telephone Number)

                                  ------------

                              Andrew P. Pilara, Jr.
                       c/o BancAmerica Robertson Stephens
                              555 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

           It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                                  ------------

         The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time. The Registrant filed a Form 24f-2 on March 27, 1998 for the fiscal year ended December 31, 1997.


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                         ROBERTSON STEPHENS MUTUAL FUNDS

                                    Form N-14

                                     PART C

                                OTHER INFORMATION
Item 16.  Exhibits.

         12. A form of Opinion of Counsel as to certain tax matters is being filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, in the City of San Francisco in the State of California on the 5th day of June, 1998.

                           ROBERTSON STEPHENS INVESTMENT TRUST


                           By:      Andrew P. Pilara, Jr.*
                           President and Principal Executive Officer


 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                                Date
ANDREW P. PILARA, JR.*                      President, Principal Executive                       June 5, 1998
--------------------------                  Officer and Trustee
Andrew P. Pilara, Jr.

TERRY R. OTTON*                             Treasurer, Chief Financial Officer,                  June 5, 1998
--------------------------                  and Principal Accounting Officer
Terry R. Otton

LEONARD B. AUERBACH*                        Trustee                                              June 5, 1998
--------------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                         Trustee                                              June 5, 1998
--------------------------
John W. Glynn, Jr.

JAMES K. PETERSON*                          Trustee                                              June 5, 1998
--------------------------
James K. Peterson



*By /s/ Dana K. Welch
        Dana K. Welch, Attorney-in-Fact
        pursuant to the Powers of Attorney filed herewith.

                                  Exhibit Index


Exhibit No.                         Description

12                                  Form of Opinion of Counsel